UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22606

Name of Fund:    BlackRock Utility and Infrastructure Trust (BUI)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Utility and Infrastructure Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Utility and Infrastructure Trust (BUI)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Construction & Engineering — 3.7%
Ferrovial SA	303,500	$5,823,543
Vinci SA	110,200	7,205,946

		13,029,489
Diversified Telecommunication Services — 5.8%
BT Group PLC	1,178,800	7,422,995
Swisscom AG	2,010	1,104,132
Telenor ASA	139,100	2,893,799
Verizon Communications, Inc. (a)	190,400	9,143,008

		20,563,934
Electric Utilities — 17.0%
American Electric Power Co., Inc. (a)	36,700	1,791,327
Cleco Corp.	30,800	1,504,888
Duke Energy Corp. (a)	157,868	11,148,638
Edison International	127,600	6,145,216
ITC Holdings Corp. (a)	48,200	4,988,700
NextEra Energy, Inc. (a)	150,400	13,826,271
Northeast Utilities	74,700	3,271,860
NRG Yield, Inc., Class A	156,200	6,082,428
OGE Energy Corp.	53,200	1,812,524
PPL Corp.	82,700	2,528,139
Spark Infrastructure Group	670,800	963,458
Terna Rete Elettrica Nazionale SpA	251,100	1,217,417
Westar Energy, Inc.	90,900	3,015,153
Xcel Energy, Inc.	59,900	1,731,709

		60,027,728
Gas Utilities — 1.1%
Snam SpA (a)	692,300	3,800,204
Independent Power Producers & Energy Traders — 3.6%
EDP Renovaveis SA (b)	329,200	1,894,498
Enel Green Power SpA (a)	845,500	2,130,967
NRG Energy, Inc. (a)	143,701	4,002,073
Pattern Energy Group, Inc.	38,800	1,082,132
Tractebel Energia SA	235,500	3,366,725

		12,476,395
Machinery — 0.8%
Xylem, Inc.	79,500	2,652,120
Media — 2.3%
Comcast Corp., Special Class A (a)	78,700	4,119,945
Time Warner Cable, Inc. (a)	28,700	3,824,849

		7,944,794
Multi-Utilities — 19.2%
CenterPoint Energy, Inc.	155,900	3,648,060
CMS Energy Corp. (a)	401,300	11,152,127
Dominion Resources, Inc.	152,800	10,376,648
DTE Energy Co. (a)	25,100	1,712,322
E.ON SE	39,300	711,321
MDU Resources Group, Inc.	141,900	4,546,476
National Grid PLC	1,020,500	13,209,953

Common Stocks	Shares	Value
Multi-Utilities (concluded)
NiSource, Inc.	56,700	$1,948,779
NorthWestern Corp.	67,000	3,029,070
Public Service Enterprise Group, Inc.	164,401	5,481,129
Sempra Energy (a)	76,100	7,055,231
Wisconsin Energy Corp.	114,900	4,902,783

		67,773,899
Oil, Gas & Consumable Fuels — 20.9%
Access Midstream Partners LP	33,576	1,881,935
AltaGas Ltd.	57,800	2,149,563
Atlas Pipeline Partners LP	43,000	1,437,490
Delek Logistics Partners LP	37,200	1,210,488
Enbridge, Inc.	162,200	6,810,778
Energy Transfer Partners LP (a)(b)	29,496	1,637,323
Enterprise Products Partners LP	82,077	5,448,271
EQT Midstream Partners LP	52,100	3,240,620
Genesis Energy LP	95,569	5,259,162
Magellan Midstream Partners LP	77,300	5,137,358
MarkWest Energy Partners LP (a)	78,253	5,492,578
MPLX LP	42,500	1,955,425
ONEOK Partners LP	79,245	4,107,268
Pembina Pipeline Corp.	87,700	3,010,344
Phillips 66 Partners LP (b)	44,600	1,669,378
Plains All American Pipeline LP (a)	111,070	5,607,924
QEP Midstream Partners LP	44,300	1,058,770
Rose Rock Midstream LP	18,300	667,035
Sunoco Logistics Partners LP	50,200	3,944,716
Tesoro Logistics LP	92,000	4,890,720
TransCanada Corp. (a)	74,800	3,251,911
Valero Energy Partners LP (a)	47,000	1,670,850
Western Gas Partners LP (a)	23,914	1,421,927
Williams Partners LP (a)	16,790	841,179

		73,803,013
Real Estate Investment Trusts (REITs) — 3.5%
American Tower Corp. (a)	154,200	12,471,696
Transportation Infrastructure — 13.1%
Abertis Infraestructuras SA	390,900	8,723,043
Aeroports de Paris	29,300	3,305,812
Atlantia SpA (a)	496,384	11,290,521
CCR SA	223,900	1,441,793
Flughafen Zuerich AG	6,300	3,700,677
Fraport AG Frankfurt Airport Services Worldwide	69,700	5,143,314
Groupe Eurotunnel SA	348,800	3,845,668
Sydney Airport	597,666	2,061,259
Transurban Group	1,090,300	6,587,739

		46,099,826
Water Utilities — 3.7%
American Water Works Co., Inc. (a)	184,600	7,858,422
Aqua America, Inc.	58,050	1,390,298
Cia de Saneamento de Minas Gerais — COPASA	238,600	3,111,465

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	AUD Australian Dollar BRL Brazil Real CAD Canadian Dollar CHF Swiss Franc	EUR Euro GBP British Pound NOK Norwegian Krone USD US Dollar

JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Water Utilities (concluded)
Severn Trent PLC	26,400	$747,797

		13,107,982
Wireless Telecommunication Services — 1.1%
SBA Communications Corp., Class A (a)(b)	23,200	2,151,800
Vodafone Group PLC	467,900	1,733,906

		3,885,706
Total Long-Term Investments (Cost — $287,864,618) — 95.8%		337,636,786

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	10,670,209	$10,670,209
Total Short-Term Securities (Cost — $10,670,209) — 3.0%		10,670,209
Total Investments Before Options Written (Cost — $298,534,827*) — 98.8%		348,306,995

Options Written
(Premiums Received — $2,013,878) — (0.9)%		(3,009,711)
Total Investments Net of Options Written — 97.9%		345,297,284
Other Assets Less Liabilities — 2.1%		7,361,924

Net Assets — 100.0%		$352,659,208

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$299,289,135

Gross unrealized appreciation	$53,280,762
Gross unrealized depreciation	(4,262,902)

Net unrealized appreciation	$49,017,860

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	15,720,002	(5,049,793)	10,670,209	$1,385

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	38,295	AUD	44,000	Barclays Bank PLC	2/04/14	$(203)

•	Exchange-traded options written as of January 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Energy Transfer Partners LP	Call	USD	52.75	2/07/14	53	$(14,628)
Verizon Communications, Inc.	Call	USD	48.50	2/07/14	52	(1,456)
Western Gas Partners LP	Call	USD	59.25	2/13/14	83	(7,048)
Atlantia SpA	Call	EUR	16.50	2/21/14	150	(57,748)
Atlantia SpA	Call	EUR	17.50	2/21/14	67	(4,720)
Enel Green Power SpA	Call	EUR	1.85	2/21/14	330	(21,660)
Snam SpA	Call	EUR	4.00	2/21/14	110	(10,861)

2	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

•	Exchange-traded options written as of January 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
MarkWest Energy Partners LP	Call	USD	68.50	2/22/14	273	$(53,209)
Duke Energy Corp.	Call	USD	70.00	2/24/14	275	(29,562)
ITC Holdings Corp.	Call	USD	100.00	2/24/14	84	(36,120)
SBA Communications Corp., Class A	Call	USD	90.00	2/24/14	81	(28,755)
Sempra Energy	Call	USD	92.50	2/24/14	66	(12,375)
TransCanada Corp.	Call	CAD	48.00	2/24/14	261	(21,911)
Valero Energy Partners LP	Call	USD	35.00	2/24/14	80	(11,400)
Verizon Communications, Inc.	Call	USD	50.00	2/24/14	276	(5,934)
DTE Energy Co.	Call	USD	66.50	2/25/14	87	(19,004)
Verizon Communications, Inc.	Call	USD	49.00	2/28/14	100	(5,500)
Time Warner Cable, Inc.	Call	USD	137.40	3/04/14	100	(11,639)
Williams Partners LP	Call	USD	50.60	3/04/14	58	(2,050)
American Tower Corp.	Call	USD	85.00	3/24/14	268	(22,110)
Duke Energy Corp.	Call	USD	70.00	3/24/14	277	(38,780)
Energy Transfer Partners LP	Call	USD	55.00	3/24/14	50	(5,875)
ITC Holdings Corp.	Call	USD	105.00	3/24/14	84	(16,590)
NextEra Energy, Inc.	Call	USD	85.00	3/24/14	183	(131,759)
NRG Energy, Inc.	Call	USD	29.00	3/24/14	250	(18,125)
Valero Energy Partners LP	Call	USD	40.00	3/24/14	3	(150)
Verizon Communications, Inc.	Call	USD	49.00	3/24/14	53	(4,876)
Total						$(593,845)

•	Over-the-counter options written as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
American Electric Power Co., Inc.	Credit Suisse International	Call	USD	46.87	2/04/14	12,800	$(24,789)
CMS Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	26.63	2/04/14	45,400	(52,680)
Enterprise Products Partners LP	Morgan Stanley & Co. International PLC	Call	USD	62.27	2/04/14	5,000	(20,554)
NRG Energy, Inc.	Citibank N.A.	Call	USD	28.27	2/04/14	25,200	(3,634)
NRG Yield, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	39.50	2/04/14	38,300	(7,690)
EDP Renovaveis SA	Citibank N.A.	Call	EUR	3.85	2/05/14	57,600	(32,732)
Enbridge, Inc.	UBS AG	Call	USD	40.77	2/05/14	56,700	(69,728)
Public Service Enterprise Group, Inc.	Citibank N.A.	Call	USD	32.41	2/05/14	10,100	(9,667)
Sunoco Logistics Partners LP	Morgan Stanley & Co. International PLC	Call	USD	73.22	2/05/14	20,000	(107,226)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	41.45	2/06/14	16,200	(18,518)
NorthWestern Corp.	Goldman Sachs International	Call	USD	43.77	2/06/14	2,100	(3,066)
Pembina Pipeline Corp.	Deutsche Bank AG	Call	CAD	34.94	2/06/14	30,600	(90,673)
Sempra Energy	Morgan Stanley & Co. International PLC	Call	USD	88.02	2/06/14	20,000	(94,009)
Magellan Midstream Partners LP	Deutsche Bank AG	Call	USD	60.23	2/07/14	20,000	(124,680)
National Grid PLC	Deutsche Bank AG	Call	GBP	7.78	2/07/14	85,500	(19,144)
National Grid PLC	Morgan Stanley & Co. International PLC	Call	GBP	7.74	2/07/14	78,700	(21,083)
Severn Trent PLC	Deutsche Bank AG	Call	GBP	16.93	2/07/14	4,600	(3,349)
Verizon Communications, Inc.	Morgan Stanley & Co. International PLC	Call	USD	49.50	2/07/14	18,500	(1,109)
American Tower Corp.	Morgan Stanley & Co. International PLC	Call	USD	79.12	2/10/14	27,100	(56,012)
Phillips 66 Partners LP	Morgan Stanley & Co. International PLC	Call	USD	33.16	2/10/14	7,500	(32,047)
Aeroports de Paris	Morgan Stanley & Co. International PLC	Call	EUR	81.05	2/11/14	5,000	(19,644)
Dominion Resources, Inc.	Deutsche Bank AG	Call	USD	64.66	2/11/14	5,000	(16,618)
Fraport AG Frankfurt Airport Services Worldwide	Morgan Stanley & Co. International PLC	Call	EUR	54.52	2/11/14	5,700	(7,476)
MDU Resources Group, Inc.	Morgan Stanley & Co. International PLC	Call	USD	29.71	2/11/14	18,800	(43,880)
Telenor ASA	Deutsche Bank AG	Call	NOK	142.60	2/11/14	48,700	(180)

JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

•	Over-the-counter options written as of January 31, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
AltaGas Ltd.	Deutsche Bank AG	Call	CAD	39.96	2/12/14	11,200	$(14,917)
ONEOK Partners LP	Deutsche Bank AG	Call	USD	51.29	2/12/14	13,800	(13,251)
Plains All American Pipeline LP	UBS AG	Call	USD	50.54	2/12/14	26,500	(16,524)
Westar Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	31.67	2/13/14	31,800	(47,994)
NRG Yield, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	39.96	2/14/14	16,300	(8,053)
Tesoro Logistics LP	UBS AG	Call	USD	49.19	2/14/14	21,700	(86,149)
CenterPoint Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	23.43	2/18/14	23,800	(10,857)
Fraport AG Frankfurt Airport Services Worldwide	Deutsche Bank AG	Call	EUR	55.50	2/18/14	9,000	(8,364)
Fraport AG Frankfurt Airport Services Worldwide	Goldman Sachs International	Call	EUR	55.07	2/18/14	9,600	(12,019)
Wisconsin Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	41.79	2/18/14	40,200	(35,376)
MDU Resources Group, Inc.	UBS AG	Call	USD	30.91	2/20/14	16,000	(21,546)
Abertis Infraestructuras SA	Morgan Stanley & Co. International PLC	Call	EUR	17.00	2/25/14	136,400	(25,517)
Magellan Midstream Partners LP	Deutsche Bank AG	Call	USD	59.60	2/25/14	7,100	(48,706)
Northeast Utilities	Morgan Stanley & Co. International PLC	Call	USD	42.88	2/25/14	19,800	(22,854)
Delek Logistics Partners LP	Deutsche Bank AG	Call	USD	33.36	2/26/14	13,000	(7,236)
EQT Midstream Partners LP	Deutsche Bank AG	Call	USD	60.90	2/26/14	18,200	(38,031)
Tractebel Energia SA	Deutsche Bank AG	Call	BRL	35.70	2/26/14	19,500	(1,876)
Cleco Corp.	Deutsche Bank AG	Call	USD	46.61	2/27/14	6,500	(14,612)
Ferrovial SA	Morgan Stanley & Co. International PLC	Call	EUR	13.81	2/27/14	77,000	(65,097)
MDU Resources Group, Inc.	UBS AG	Call	USD	31.21	2/27/14	16,000	(19,618)
Public Service Enterprise Group, Inc.	Morgan Stanley & Co. International PLC	Call	USD	32.23	2/27/14	47,400	(76,277)
Vinci SA	Morgan Stanley & Co. International PLC	Call	EUR	49.20	2/27/14	3,700	(5,555)
Pattern Energy Group, Inc.	Citibank N.A.	Call	USD	31.32	2/28/14	13,500	(856)
AltaGas Ltd.	Citibank N.A.	Call	CAD	41.20	3/03/14	9,000	(4,351)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	41.98	3/03/14	16,200	(16,609)
Dominion Resources, Inc.	Credit Suisse International	Call	USD	67.30	3/03/14	24,200	(27,777)
OGE Energy Corp.	UBS AG	Call	USD	34.21	3/03/14	18,600	(18,035)
CMS Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	27.09	3/04/14	45,400	(32,199)
Xcel Energy, Inc.	Bank of America N.A.	Call	USD	28.51	3/04/14	20,900	(14,777)
Comcast Corp., Special Class A	Citibank N.A.	Call	USD	52.94	3/05/14	11,200	(12,103)
NorthWestern Corp.	UBS AG	Call	USD	43.38	3/05/14	21,300	(43,806)
Sydney Airport	Deutsche Bank AG	Call	AUD	3.84	3/05/14	209,100	(26,819)
Xylem, Inc.	Morgan Stanley & Co. International PLC	Call	USD	34.51	3/05/14	27,800	(21,210)
Cia de Saneamento de Minas Gerais - COPASA	UBS AG	Call	BRL	35.68	3/06/14	19,000	(979)
Tractebel Energia SA	UBS AG	Call	BRL	36.40	3/06/14	43,500	(2,969)
BT Group PLC	Goldman Sachs International	Call	GBP	3.88	3/07/14	412,500	(65,131)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	Call	EUR	3.78	3/07/14	57,600	(37,645)
Ferrovial SA	UBS AG	Call	EUR	14.48	3/07/14	29,000	(12,696)
Groupe Eurotunnel SA	Morgan Stanley & Co. International PLC	Call	EUR	7.92	3/07/14	32,700	(16,747)
National Grid PLC	Goldman Sachs International	Call	GBP	8.06	3/07/14	193,000	(27,293)
ONEOK Partners LP	Deutsche Bank AG	Call	USD	51.29	3/07/14	13,800	(22,709)
Severn Trent PLC	Morgan Stanley & Co. International PLC	Call	GBP	16.92	3/07/14	4,600	(5,452)
Swisscom AG	Deutsche Bank AG	Call	CHF	501.16	3/07/14	700	(7,318)
Vinci SA	Goldman Sachs International	Call	EUR	49.25	3/07/14	35,000	(52,485)
Vodafone Group PLC	Credit Suisse International	Call	GBP	2.36	3/07/14	163,800	(5,163)
Access Midstream Partners LP	Morgan Stanley & Co. International PLC	Call	USD	56.29	3/10/14	11,700	(14,910)
Aqua America, Inc.	Citibank N.A.	Call	USD	24.24	3/11/14	20,300	(6,496)
Northeast Utilities	Morgan Stanley & Co. International PLC	Call	USD	44.12	3/11/14	6,300	(3,604)

4	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

•	Over-the-counter options written as of January 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Plains All American Pipeline LP	Morgan Stanley & Co. International PLC	Call	USD	51.57	3/11/14	12,400	$(7,621)
Comcast Corp., Special Class A	Morgan Stanley & Co. International PLC	Call	USD	50.69	3/13/14	11,200	(29,071)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	88.97	3/14/14	34,300	(128,717)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	41.98	3/17/14	16,200	(18,913)
CenterPoint Energy, Inc.	Deutsche Bank AG	Call	USD	23.83	3/17/14	30,600	(18,949)
Tesoro Logistics LP	Deutsche Bank AG	Call	USD	53.02	3/17/14	10,500	(17,048)
Aeroports de Paris	Credit Suisse International	Call	EUR	85.30	3/18/14	2,600	(4,587)
Groupe Eurotunnel SA	Morgan Stanley & Co. International PLC	Call	EUR	8.28	3/18/14	88,700	(26,068)
Aeroports de Paris	Morgan Stanley & Co. International PLC	Call	EUR	84.94	3/25/14	2,600	(5,855)
Spark Infrastructure Group	Deutsche Bank AG	Call	AUD	1.65	3/26/14	234,700	(3,938)
Cia de Saneamento de Minas Gerais - COPASA	UBS AG	Call	BRL	33.97	3/27/14	15,000	(4,017)
Tractebel Energia SA	UBS AG	Call	BRL	35.26	3/27/14	19,500	(5,995)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	41.99	3/31/14	16,000	(20,557)
Dominion Resources, Inc.	Credit Suisse International	Call	USD	67.21	4/01/14	24,200	(41,822)
Transurban Group	Goldman Sachs International	Call	AUD	6.96	4/01/14	381,600	(48,940)
CMS Energy Corp.	Goldman Sachs International	Call	USD	26.94	4/02/14	49,600	(47,958)
Cia de Saneamento de Minas Gerais - COPASA	UBS AG	Call	BRL	33.97	4/08/14	15,000	(5,054)
Total							$(2,415,866)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instrument, please refer to the Trust’s most recent financial statements as contained in its annual report.

JANUARY 31, 2014	5

Schedule of Investments (concluded)	BlackRock Utility and Infrastructure Trust (BUI)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Construction & Engineering	—	$13,029,489	—	$13,029,489
Diversified Telecommunication Services	$9,143,008	11,420,926	—	20,563,934
Electric Utilities	57,846,853	2,180,875	—	60,027,728
Gas Utilities	3,800,204	—	—	3,800,204
Independent Power Producers & Energy Traders	8,450,930	4,025,465	—	12,476,395
Machinery	2,652,120	—	—	2,652,120
Media	7,944,794	—	—	7,944,794
Multi-Utilities	53,852,625	13,921,274	—	67,773,899
Oil, Gas & Consumable Fuels	73,803,013	—	—	73,803,013
Real Estate Investment Trusts (REITs)	12,471,696	—	—	12,471,696
Transportation Infrastructure	1,441,793	44,658,033	—	46,099,826
Water Utilities	12,360,185	747,797	—	13,107,982
Wireless Telecommunication Services	2,151,800	1,733,906	—	3,885,706
Short-Term Securities	10,670,209	—	—	10,670,209
Total	$256,589,230	$91,717,765	—	$348,306,995

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(391,280)	$(2,618,431)	—	$(3,009,711)
Foreign currency exchange contracts	(203)	—	—	(203)
Total	$(391,483)	$(2,618,431)	—	$(3,009,914)

[1]    Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instruments and options written are shown at value.

The carrying amount for certain of the Trust’s assets approximates fair value for financial reporting purposes. As of January 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$17,644	—	—	$17,644
Foreign currency at value	351,489		—	351,489
Total	$369,133	—	—	$369,133

There were no transfers between Levels during the period ended January 31, 2014.

6	JANUARY 31, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utility and Infrastructure Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date: March 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Utility and Infrastructure Trust

Date: March 25, 2014